Goodwill and Intangible Assets Disclosure: Schedule of Intangible Assets and Goodwill (Details) - USD ($)	May 31, 2016	Aug. 31, 2015
Details
Patents	$ 109,092	$ 109,092
Purchased Patents	1,467,500	1,467,500
Goodwill	5,000	5,000
Less Amortization	(344,060)	(288,608)
Other Intangible Assets, Net	$ 1,237,532	$ 1,292,984